Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions
Schedule showing breakdown of non-current and current provisions

	2025			2024
	Non- Current	Current	Total	Non- Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Environmental provisions	185	711	896	163	1,448	1,611
Provisions for litigation in progress	178	3,162	3,340	19	2,184	2,203
Provisions for third-party liabilities	7,963	—	7,963	8,263	—	8,263
Provisions for Carbon dioxide emissions allowances	12,436	72,329	84,765	6,276	66,045	72,321
Provision for restructuring costs	—	1,535	1,535	—	5,735	5,735
Other provisions	9,725	9,571	19,296	9,663	7,720	17,383
Total	30,487	87,308	117,795	24,384	83,132	107,516

Schedule of changes in provisions

The changes in each respective subcategory of provisions in 2025 and 2024 were as follows:

		Provisions for	Provisions for	Provisions for	Provisions for
	Environmental	Litigation	Third	Carbon Dioxide Emissions	Restructuring	Other
	Provisions	in Progress	Party Liabilities	Allowances	Costs	Provisions	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2024	2,083	7,913	10,596	90,471	15,243	16,421	142,727
Charges for the year	—	1,705	476	72,427	—	3,221	77,829
Provisions reversed with a credit to income	—	(2,803)	—	—	(4,422)	(1,359)	(8,584)
Amounts used	(328)	(6,644)	(247)	(84,621)	(4,248)	(314)	(96,402)
Remeasurement through other comprehensive income (loss)	—	—	(1,942)	—	—	—	(1,942)
Exchange differences and others	(144)	2,032	(620)	(5,956)	(838)	(586)	(6,112)
Balance at December 31, 2024	1,611	2,203	8,263	72,321	5,735	17,383	107,516
Charges for the year	—	2,887	365	77,518	—	3,702	84,472
Provisions reversed with a credit to income	(533)	(318)	—	—	(1,307)	(2,881)	(5,039)
Amounts used	(339)	(1,874)	(396)	(74,052)	(3,627)	(222)	(80,510)
Remeasurement through other comprehensive income (loss)	—	—	(1,346)	—	—	—	(1,346)
Exchange differences and others	157	442	1,077	8,978	734	1,314	12,702
Balance at December 31, 2025	896	3,340	7,963	84,765	1,535	19,296	117,795